Nature of Business and Significant Accounting Policies, Intangible assets and Goodwill (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Impairment charges related to finite-lived intangible assets	$ 3,800,000
Overall discount rate	30.00%
Amortization expense	$ 540,000	$ 278,000
Goodwill [Abstract]
Goodwill impairment loss	$ 200,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Overall discount rate	30.00%
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Overall discount rate	30.00%
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Overall discount rate	30.00%